ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS

	December 31, 2024	September 30, 2024

Asset retirement obligations, beginning of the year	$392,977	$260,167
Obligations recognized	-	27,859
Obligations derecognized	-	-
Revisions of estimates	-	68,159
Accretion expense	14,971	36,792
	$407,948	$392,977

	2024	2023

Asset retirement obligations, beginning of the year	$260,167	$236,412
Obligations recognized	27,859	-
Obligations derecognized	-	(287)
Revisions of estimates	68,159	(7,934)
Accretion expense	36,792	31,976
	$392,977	$260,167